Accounts Receivable, Net (Details) - USD ($)	6 Months Ended		12 Months Ended
	Mar. 31, 2024	Mar. 31, 2023	Sep. 30, 2023	Sep. 30, 2022
Accounts Receivable [Abstract]
Credit loss expense			$ 29,472
Accounts Receivable [Member]
Accounts Receivable [Abstract]
Credit loss expense	$ (2,011)	$ 0